Long-Term Debt - 2014 Credit Agreement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Oct. 27, 2014	Dec. 31, 2012
Debt Instrument [Line Items]
Aggregate principal amount			$ 92,900,000
Maturity date of loan	Dec. 12, 2019
Premium on term loan facility	1.00%
Percentage on proceeds from issuances of debt	100.00%
Percentage on annual excess cash flow	50.00%
Minimum [Member]
Debt Instrument [Line Items]
Percentage on annual excess cash flow	0.00%
Step Down [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage on annual excess cash flow	25.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amount outstanding at the credit facility	$ 4,600,000
2014 Credit Agreement [Member]
Debt Instrument [Line Items]
Senior secured revolving credit facility		$ 500,000,000
Amount outstanding at the credit facility	0
Letter of credit sublimit as part of revolving credit facility	125,000,000
Amount withdrawn from revolving credit facility	4,600,000
Remaining borrowing capacity	$ 495,400,000
Fluctuating interest rates	0.50%
Fluctuating interest rate points	1.00%
Fluctuating interest rate under credit agreement option	Eurocurrency rate applicable for an interest period of one month plus 1.00% and (d) in respect of the 2014 Term Loan Facility, 2.00% per annum (“Base Rate Loans”), plus an applicable margin equal to 2.50% for any 2014 Term Loan Facility and 2.00% for loans under the 2014 Revolving Credit Facility, or (ii) a Eurocurrency rate determined by reference to LIBOR, adjusted for statutory reserve requirements (“Eurocurrency Rate Loans”), plus an applicable margin equal to 3.50% for any 2014 Term Loan Facility and 2.00% for loans under the 2014 Revolving Credit Facility; provided that the foregoing margins applicable to the 2014 Revolving Credit Facility are subject to reduction after financial statements have been delivered for the first full fiscal quarter after the Closing Date based upon achievement of specified leverage ratios. Borrowings of the 2014 Credit Facility will be subject to a floor of 1.00% in the case of Eurocurrency Rate Loans and 2.00% in the case of Base Rate Loans. We have elected our applicable rate per annum as Eurocurrency rate determined by reference to LIBOR. As of December 31, 2014, the interest rate was 4.50% on our outstanding 2014 Credit Facility.
Fluctuating interest rate under credit agreement option	Federal funds effective rate plus 0.50%
2014 Credit Agreement [Member] | Eurocurrency Rate Loans [Member]
Debt Instrument [Line Items]
Debt instrument floor rate	1.00%
2014 Credit Agreement [Member] | Base Rate Loans [Member]
Debt Instrument [Line Items]
Margin percentage for fluctuating interest rate	2.00%
Debt instrument floor rate	2.00%
2014 Credit Agreement [Member] | 2014 Term Loan Facility [Member]
Debt Instrument [Line Items]
Margin percentage for fluctuating interest rate	2.50%
Margin percentage for fluctuating interest rate alternative	3.50%
2014 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Margin percentage for fluctuating interest rate	2.00%
Margin percentage for fluctuating interest rate alternative	2.00%
Interest rates	4.50%
2014 Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Revolving credit facility interest rate	3.00%
Revolving credit facility interest rate on unused portion, maximum	0.50%
2014 Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Revolving credit facility interest rate	2.50%
Revolving credit facility interest rate on unused portion, maximum	0.375%
Term B Loan [Member] | 2014 Credit Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 6,750,000,000
2014 Term Loan Facility [Member]
Debt Instrument [Line Items]
Percentage of amortization of principal amount of Term Loan Facility	0.25%
Maturity date of loan	Dec. 12, 2021